General Information (Tables)	9 Months Ended
Sep. 30, 2013
General Information
Schedule of Subsidiaries
Subsidiary	Vessel Name	Type	Built
Marindou Shipping Corporation (“Marindou”)(1)	Maria	Panamax	April 2003
Maxeikosiexi Shipping Corporation (“Maxeikosiexi”)(1)(2)	Koulitsa	Panamax	April 2003
Avstes Shipping Corporation (“Avstes”)(1)	Vassos	Panamax	February 2004
Kerasies Shipping Corporation (“Kerasies”)(1)	Katerina	Panamax	May 2004
Marathassa Shipping Corporation (“Marathassa”)(1)	Maritsa	Panamax	January 2005
Maxeikositessera Shipping Corporation (“Maxeikositessera”)(1)	Efrossini	Panamax	February 2012
Pemer Shipping Ltd. (“Pemer”)(1)	Pedhoulas Merchant	Kamsarmax	March 2006
Petra Shipping Ltd. (“Petra”)(1)	Pedhoulas Trader	Kamsarmax	May 2006
Pelea Shipping Ltd. (“Pelea”)(1)	Pedhoulas Leader	Kamsarmax	March 2007
Staloudi Shipping Corporation (“Staloudi”)(1)	Stalo	Post-Panamax	January 2006
Marinouki Shipping Corporation (“Marinouki”)(1)	Marina	Post-Panamax	January 2006
Soffive Shipping Corporation (“Soffive”)(1)	Sophia	Post-Panamax	June 2007
Eniaprohi Shipping Corporation (“Eniaprohi”)(1)	Eleni	Post-Panamax	November 2008
Eniadefhi Shipping Corporation (“Eniadefhi”)(1)	Martine	Post-Panamax	February 2009
Maxdodeka Shipping Corporation (“Maxdodeka”)(1)	Andreas K	Post-Panamax	September 2009
Maxdekatria Shipping Corporation (“Maxdekatria”)(1)	Panayiota K	Post-Panamax	April 2010
Maxdeka Shipping Corporation (“Maxdeka”)(3)	Venus Heritage	Post-Panamax	December 2010
Shikoku Friendship Shipping Company (“Shikoku”)(3)	Venus History	Post-Panamax	September 2011
Maxenteka Shipping Corporation (“Maxenteka”)(3)	Venus Horizon	Post-Panamax	February 2012
Maxpente Shipping Corporation (“Maxpente”)(1)	Kanaris	Capesize	March 2010
Eptaprohi Shipping Corporation (“Eptaprohi”)(1)	Pelopidas	Capesize	November 2011
Maxeikosi Shipping Corporation (“Maxeikosi”)(1)	Pedhoulas Builder	Kamsarmax	May 2012
Maxeikositria Shipping Corporation (“Maxeikositria”)(1)	Pedhoulas Fighter	Kamsarmax	August 2012
Maxeikosiena Shipping Corporation (“Maxeikosiena”)(1)	Pedhoulas Farmer	Kamsarmax	September 2012
Glovertwo Shipping Corporation (“Glovertwo”)(3)	Zoe	Panamax	July 2013
Vasstwo Shipping Corporation (“Vasstwo”)(3)(2)	Xenia	Panamax	July 2013
Maxeikosiepta Shipping Corporation (“Maxeikosiepta”)(1)(2)	Paraskevi	Panamax	January 2013
Vassone Shipping Corporation (“Vassone”)(1)(2)	Pedhoulas Commander	Kamsarmax	March 2013
Shikokutessera Shipping Inc. (“Shikokutessera”)(3)	TBN - H 1659	Panamax	1H 2014 (4)
Shikokupente Shipping Inc. (“Shikokupente”)(3)	TBN - H 1660	Panamax	1H 2014 (4)
Gloverthree Shipping Corporation (“Gloverthree”)(3)	TBN - H 821	Panamax	2H 2014 (4)
Gloverfour Shipping Corporation (“Gloverfour”)(3)	TBN - H 822	Panamax	1H 2015 (4)
Shikokuokto Shipping Inc. (“Shikokuokto”)(3)	TBN -	Panamax	1H 2015 (4)
Gloverfive Shipping Corporation (“Gloverfive”)(3)(9)	TBN - H 827	Panamax	2H 2015 (4)
Gloversix Shipping Corporation (“Gloversix”)(3)(9)	TBN - H 828	Panamax	1H 2016 (4)
Shikokuexi Shipping Inc. (“Shikokuexi”)(3)	TBN - H 1685	Post-Panamax	2H 2015 (4)
Shikokuepta Shipping Inc. (“Shikokuepta”)(3)	TBN - H 1686	Post-Panamax	2H 2015 (4)
Maxtessera Shipping Corporation (“Maxtessera”)(3)	TBN - H 8126	Capesize	1H 2014 (4)
Maxeikosipente Shipping Corporation (“Maxeikosipente”)(1)(5)	—	—	—
Efragel Shipping Corporation (“Efragel”)(1)(6)	—	—	—
-//-	Efrossini (hereinafter called ''Old Efrossini'')	Panamax	February 2003 (7)
S.B. Sea Venture Company Ltd (8)	—	—	—

(1) Incorporated under the laws of the Republic of Liberia
(2) Second-hand vessel acquisitions.
(3) Incorporated under the laws of the Republic of The Marshall Islands
(4) Estimated completion date for newbuild vessels
(5) Cancellation of newbuild vessel. Refer to Notes 3 and 9.
(6) Company dissolved in October 2012
(7) Vessel sold in January 2010.
(8) Incorporated under the laws of the Republic of Cyprus. The company is in a process of dissolution.
(9) Refer to Note 16 (b).